Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Property, plant and equipment
13. Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2024	31 December 2023

Property, plant and equipment owned	21 295	24 092
Property, plant and equipment leased (right-of-use assets)	2 209	2 726
Total property, plant and equipment	23 503	26 818

	31 December 2024				31 December 2023

Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	13 071	39 783	1 669	54 522	52 269
Effect of movements in foreign exchange	(1 015)	(3 240)	(170)	(4 424)	1 039
Acquisitions	25	1 025	1 940	2 989	3 890
Acquisitions through business combinations	11	5	-	16	-
Disposals through sale and derecognition	(210)	(2 051)	(9)	(2 271)	(1 665)
Disposals through the sale of subsidiaries	(2)	(7)	-	(9)	-
Transfer (to)/from other asset categories and other movements¹	446	2 540	(2 263)	724	(1 011)
Balance at end of the period	12 325	38 056	1 166	51 547	54 522

Depreciation and impairment losses
Balance at end of previous year	(5 017)	(25 414)	-	(30 430)	(28 024)
Effect of movements in foreign exchange	335	2 032	-	2 367	(594)
Depreciation	(391)	(3 127)	-	(3 518)	(3 573)
Disposals through sale and derecognition	127	1 992	2	2 121	1 533
Disposals through the sale of subsidiaries	1	4	-	5	-
Impairment losses	(29)	(215)	(2)	(247)	(181)
Transfer to/(from) other asset categories and other movements¹	(44)	(506)	-	(550)	409
Balance at end of the period	(5 018)	(25 235)	-	(30 252)	(30 430)

Carrying amount
at 31 December 2023	8 054	14 370	1 669	24 092	24 092
at 31 December 2024	7 307	12 821	1 166	21 295	-

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

As at 31 December 2024 and 31 December 2023 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to 257m US dollar as at 31 December 2024 compared to 641m US dollar as at 31 December 2023.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 3 735m US dollar in 2024 compared to 4 482m US dollar in 2023. Out of the total 2024 capital expenditures approximately 44% was used to improve the company’s production facilities while 40% was used for logistics and commercial investments and 16% for the purchase of hardware and software and improving administrative capabilities.
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	31 December 2024

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 443	766	2 209
Depreciation for the year ended 31 December	(433)	(349)	(782)

	31 December 2023

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 753	973	2 726
Depreciation for the year ended 31 December	(446)	(360)	(806)
Additions to
right-of-use
assets in the year ended 31 December 2024 were 546m US dollar (31 December 2023: 825m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five
to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of
6
to 8 years and part of its own property under operating leases. In 2024, 124m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use
assets (2023: 120m US dollar, 2022: 108m US dollar). As at 31 December 2024, the undiscounted lease payments of the non-cancelable
lease payments are expected to be received as follows: 100m US dollar in the next 12 months, 289m US dollar in the years 2 through 5 and 61m US dollar after 5 years.
The expense related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.